TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

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Transamerica Balanced II

Transamerica Bond

Transamerica Floating Rate

Transamerica High Yield Bond

Transamerica High Yield ESG

Transamerica Intermediate Bond

Transamerica Multi-Managed Balanced

Transamerica Short-Term Bond

Transamerica Sustainable Bond

Effective April 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Balanced II under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since 2016[1]
Tyler A. Knight, CFA	Portfolio Manager	since 2016[1]
Brian W. Westhoff, CFA	Portfolio Manager	since 2016[2]
Sivakumar N. Rajan	Portfolio Manager	since 2017

[1]	Portfolio Manager of the predecessor fund since 2015
[2]	Portfolio Manager of the predecessor fund since 2014

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Bond under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2021
Jeremy Mead, CFA	Portfolio Manager	since 2017
Brian W. Westhoff, CFA	Portfolio Manager	since 2005

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Intermediate Bond and Transamerica Multi-Managed Balanced relating to Aegon USA Investment Management, LLC under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Sivakumar N. Rajan	Portfolio Manager	since 2017

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Floating Rate under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
John F. Bailey, CFA	Portfolio Manager	since 2013
Jason P. Felderman, CFA	Portfolio Manager	since 2013
Zach Halstead	Portfolio Manager	since 2018

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica High Yield Bond under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Kevin Bakker, CFA	Portfolio Manager	since 2007
Benjamin D. Miller, CFA	Portfolio Manager	since 2006
James K. Schaeffer, Jr.	Portfolio Manager	since 2011

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica High Yield ESG relating to under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Kevin Bakker, CFA	Portfolio Manager	since 2020
Benjamin D. Miller, CFA	Portfolio Manager	since 2020
James K. Schaeffer, Jr.	Portfolio Manager	since 2020

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Short-Term Bond under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since 2017
Doug Weih, CFA	Portfolio Manager	since 2011
Brian W. Westhoff, CFA	Portfolio Manager	since 2015
Norbert King	Portfolio Manager	since 2017

Effective April 1, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Sustainable Bond under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since 2020
Charles Foster, CFA	Portfolio Manager	since 2020
Jose Pluto, CFA	Portfolio Manager	since 2020
James Rich	Portfolio Manager	since 2020

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Effective April 1, 2021, the following replaces the information in the Prospectus for Transamerica Balanced II under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018

Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011

Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015, Portfolio Analyst since 2013 and Risk Analyst since 2007

Effective April 1, 2021, the following replaces the information in the Prospectuses for Transamerica Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2021; Portfolio Manager at Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018

Jeremy Mead, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC from 1994-2010 and again since 2016; between tenures with Aegon USA Investment Management, LLC, advised individuals, families and small business as an Investment Advisor Representative

Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2005; Portfolio Manager with Aegon USA Investment Management, LLC since 2011

Effective April 1, 2021, the following replaces the information in the Prospectus for Transamerica Intermediate Bond and Transamerica Multi-Managed Balanced under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018

Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011

Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015, Portfolio Analyst since 2013 and Risk Analyst since 2007

Effective April 1, 2021, the following replaces the information in the Prospectuses for Transamerica Floating Rate under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
John F. Bailey, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2013; Portfolio Manager and Head of Leveraged Loans with Aegon USA Investment Management, LLC since 1997

Jason P. Felderman, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2013; Portfolio Manager with Aegon USA Investment Management, LLC since 2007

Zach Halstead	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2018; Portfolio Manager with Aegon USA Investment Management, LLC since 2016 and Credit Research Analyst from 2013-2016

Effective April 1, 2021, the following replaces the information in the Prospectuses for Transamerica High Yield Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2007; Co-Head of High-Yield; Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Senior Research Analyst 2003 – 2007

Benjamin D. Miller, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2006; Co-Head of High-Yield; Senior Research Analyst with Aegon USA Investment Management, LLC 1993 – 2006

James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt from 2004-2014; Head of Leveraged Finance from 2014-2020; Co-Head of Public Fixed Income from 2017-2020 and Deputy Chief Investment Officer from 2018-2020; Global Head of U.S. Leveraged Finance since 2020

Effective April 1, 2021, the following replaces the information in the Prospectuses for Transamerica High Yield ESG under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Co-Head of U.S. High-Yield; Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Senior Research Analyst 2003 – 2007

Benjamin D. Miller, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Co-Head of U.S. High-Yield; Senior Research Analyst with Aegon USA Investment Management, LLC 1993 – 2006

James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt from 2004-2014; Head of Leveraged Finance from 2014-2020; Co-Head of Public Fixed Income from 2017-2020 and Deputy Chief Investment Officer from 2018-2020; Global Head of U.S. Leveraged Finance since 2020

Effective April 1, 2021, the following replaces the information in the Prospectuses for Transamerica Short-Term Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds from 2009-2016 and Co-Head of Public Fixed Income from 2017-2020; Head of U.S. Fixed Income since 2020

Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015. Portfolio Manager with Aegon USA Investment Management, LLC since 2011

Norbert King	Western Asset Management Company	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2017, Investment Grade Trader since 2015 and Institutional Markets Analyst with Transamerica Stable Value Services since 2011

Effective April 1, 2021, the following replaces the information in the Prospectuses for Transamerica Sustainable Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017

Charles Foster, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2003

Jose Pluto, CFA	Western Asset Management Company	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2019 and Structured Finance Analyst since 2017; Member of the Sustainable Investment Committee; Fixed Income Analyst, Thornburg Investment Management 2013-2016

James Rich	Western Asset Management Company	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2013; Member of the Sustainable Investment Committee

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Effective April 1, 2021, the following tables replace the corresponding tables in the Statements of Additional Information in “Appendix B - Portfolio Managers” under “Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Balanced II

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	5	$5.39 billion	8	$2.15 billion	15	$37.1 billion
Tyler A. Knight, CFA	5	$7.04 billion	8	$3.92 billion	23	$12.2 billion
Brian W. Westhoff, CFA	6	$8.14 billion	8	$2.52 billion	16	$38.2 billion
Sivakumar N. Rajan	3	$3.65 billion	5	$1.01 billion	9	$36.7 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0

Transamerica Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	5	$4.04 billion	8	$2.15 billion	15	$37.1 billion
Tyler A. Knight, CFA*	6	$7.02 billion	7	$3.31 billion	22	$11.71 billion
Jeremy Mead, CFA	0	$0	4	$1.95 billion	7	$3.4 billion
Brian W. Westhoff, CFA	6	$6.79 billion	8	$2.51 billion	16	$38.2 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA*	0	$0	0	$0	0	$0
Jeremy Mead, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

*	As of January 31, 2021

Transamerica Floating Rate

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
John F. Bailey, CFA	0	$0	1	$43 million	1	$54 million
Jason P. Felderman, CFA	0	$0	1	$43 million	1	$54 million
Zach Halstead	0	$0	1	$43 million	1	$540 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
John F. Bailey, CFA	0	$0	0	$0	9	$4.04 billion
Jason P. Felderman, CFA	0	$0	0	$0	9	$4.04 billion
Zach Halstead	0	$0	0	$0	9	$4.04 billion

Transamerica High Yield Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kevin Bakker, CFA	2	$284 million	13	$3.21 billion	14	$3.49 billion
Benjamin D. Miller, CFA	2	$284 million	13	$3.21 billion	14	$3.49 billion
James K. Schaeffer, Jr.	4	$1.93 billion	16	$4.15 billion	18	$3.74 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kevin Bakker, CFA	0	$0	0	$0	1	$426 million
Benjamin D. Miller, CFA	0	$0	0	$0	1	$426 million
James K. Schaeffer, Jr.	0	$0	0	$0	10	$4.463 billion

Transamerica High Yield ESG

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kevin Bakker, CFA*	3	$2.46 billion	13	$5.58 billion	15	$3.2 billion
Benjamin D. Miller, CFA*	3	$2.46 billion	13	$5.58 billion	15	$3.2 billion
James K. Schaeffer, Jr.*	5	$4.14 billion	16	$6.48 billion	21	$3.42 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kevin Bakker, CFA*	0	$0	0	$0	1	$419 million
Benjamin D. Miller, CFA*	0	$0	0	$0	1	$419 million
James K. Schaeffer, Jr.*	0	$0	0	$0	10	$4.23 billion

*	As of June 30, 2020

Transamerica Intermediate Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	5	$2.89 billion	8	$2.15 billion	15	$37.1 billion
Tyler A. Knight, CFA	5	$9.65 billion	8	$3.92 billion	23	$12.2 billion
Brian W. Westhoff, CFA	6	$10.75 billion	8	$2.52 billion	16	$38.2 billion
Sivakumar N. Rajan	3	$6.26 billion	5	$1.01 billion	9	$36.7 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0

Transamerica Multi-Managed Balanced

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	5	$5.04 billion	8	$2.15 billion	15	$37.1 billion
Tyler A. Knight, CFA	5	$6.70 billion	8	$3.92 billion	23	$12.2 billion
Brian W. Westhoff, CFA	6	$7.79 billion	8	$2.52 billion	16	$38.2 billion
Sivakumar N. Rajan	3	$3.30 billion	5	$1.01 billion	9	$36.7 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0

Transamerica Short-Term Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tyler A. Knight, CFA	5	$4.04 billion	8	$3.92 billion	23	$12.2 billion
Doug Weih, CFA	6	$5.44 billion	3	$1.07 billion	8	$11.2 billion
Brian W. Westhoff, CFA	6	$5.14 billion	8	$2.52 billion	16	$38.2 billion
Norbert King	0	$0	3	$295 million	16	$38.2 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Doug Weih, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Norbert King	0	$0	0	$0	0	$0

Transamerica Sustainable Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA*	6	$5.15 billion	8	$2.06 billion	15	$39.08 billion
Charles Foster, CFA*	1	$544 million	5	$1.23 billion	8	$3.05 billion
Jose Pluto, CFA*	0	$0	0	$0	1	$113 million
James Rich*	0	$0	1	$16 million	6	$271 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0
Charles Foster, CFA*	0	$0	0	$0	0	$0
Jose Pluto, CFA*	0	$0	0	$0	0	$0
James Rich*	0	$0	0	$0	0	$0

*	As of June 30, 2020

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Investors Should Retain this Supplement for Future Reference

February 17, 2021